Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Sales	$ 10,518	$ 4,373
Costs and expenses
Cost of products sold	4,645	2,559
Freight and other distribution costs	846	529
Export duties, net (note 25)	146	57
Amortization	584	203
Selling, general and administration	312	185
Equity-based compensation (note 15)	40	9
Operating expense	6,573	3,542
Operating earnings	3,945	831
Finance expense, net	(45)	(27)
Other	(2)	(14)
Earnings before tax	3,898	790
Tax provision (note 18)	(951)	(202)
Earnings	$ 2,947	$ 588
Earnings per share
Basic (in usd per share)	$ 27.03	$ 8.56
Diluted (in usd per share)	$ 27.03	$ 8.56